Note 6 - Inventories	6 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Inventory Disclosure [Text Block]

NOTE
6.
INVENTORIES

     Inventories are shown in the following table:

	Sept. 30, 2018	March 31, 2018
Raw materials	$1,103,638	$1,084,030
Work in process	1,871,388	1,828,492
Finished goods	600,937	737,917
Total inventories	$3,575,963	$3,650,439